1933 Act Registration No. 33-16905
                                              1940 Act Registration No. 811-5309

    As filed with the Securities and Exchange Commission on February 2, 1998


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

       REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                          Pre-Effective Amendment No.   [ ]
                       Post-Effective Amendment No. 35  [X]

                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940        [X]

                                Amendment No. 36

                      FIRST AMERICAN INVESTMENT FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                            OAKS, PENNSYLVANIA 19456
               (Address of Principal Executive Offices) (Zip Code)

                                 (610) 676-1924
              (Registrant's Telephone Number, including Area Code)

                                    DAVID LEE
              C/O SEI INVESTMENTS COMPANY, OAKS, PENNSYLVANIA 19456
                     (Name and Address of Agent for Service)

                                   COPIES TO:
  Kathryn Stanton, Esq.                               Michael J. Radmer, Esq.
 SEI Investments Company                                James D. Alt, Esq.
Oaks, Pennsylvania 19456                               Dorsey & Whitney LLP
                                                       220 South Sixth Street
                                                    Minneapolis, Minnesota 55402

It is proposed that this filing shall become effective (check appropriate box):

[x] immediately upon filing pursuant to paragraph (b) of rule 485
[ ] on January 31, 1998 pursuant to paragraph (b) of rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485
[ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ] on January 31, 1995 pursuant to paragraph (a)(2) of Rule 485

Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. A Rule 24f-2 Notice was filed with the Securities and Exchange Commission on November 25, 1997.

                           Incorporation by Reference
                                      and
                                Explanatory Note

Part A of this Registration Statement is incorporated by reference from Post-Effective Amendment No. 34 to the Registration Statement of First American Investment Funds, Inc. (File Nos. 33-16905 and 811-5309) filed on January 31, 1998.

Part B of this Registration Statement is incorporated by reference from Post-Effective Amendment No. 34 to the Registration Statement of First American Investment Funds, Inc. (File Nos. 33-16905 and 811-5309) filed on January 31, 1998.

This Registration Statement contains the cover page, cross-reference sheet, Part C and signature page.

                      FIRST AMERICAN INVESTMENT FUNDS, INC.
                         POST-EFFECTIVE AMENDMENT NO. 35
              CROSS REFERENCE SHEET FOR ITEMS REQUIRED BY FORM N-1A

NOTE:

     PART A of this Registration Statement consists of the following documents:

     (1) Retail Classes Prospectus relating to Class A and Class B Shares of the following funds (the "Equity Funds"): Balanced Fund, Real Estate Securities Fund, Equity Income Fund, Equity Index Fund, Stock Fund, Diversified Growth Fund, Special Equity Fund, Regional Equity Fund, Emerging Growth Fund, Small Cap Value Fund, Micro Cap Value Fund, International Index Fund, International Fund, Health Sciences Fund and Technology Fund.

     (2) Institutional Class Prospectus relating to Class C Shares of the Equity Funds.

     (3) Retail Classes Prospectus relating to the Class A and Class B Shares of the following funds (the "Fixed Income Funds"): Limited Term Income Fund, Intermediate Term Income Fund, Fixed Income Fund and Intermediate Government Bond Fund.

     (4) Institutional Class Prospectus relating to Class C Shares of the Fixed Income Funds.

     (5) Retail Class Prospectus relating to Class A Shares of the following funds (collectively with the Oregon Intermediate Tax Free Fund, the "Tax Free Funds"): Intermediate Tax Free Fund, California Intermediate Tax Free Fund, Colorado Intermediate Tax Free Fund and Minnesota Insured Intermediate Tax Free Fund.

     (6) Institutional Class Prospectus relating to Class C Shares of the Tax Free Funds.

     PART B of this Registration Statement consists of one Statement of Additional Information which relates to all six Prospectuses listed above.

                   CROSS REFERENCE SHEET FOR THE EQUITY FUNDS

ITEM NUMBER OF FORM N-1A

PART A        CAPTION IN PROSPECTUS

RETAIL CLASSES PROSPECTUS

      1       Cover Page
      2       Fees and Expenses
      3       Financial Highlights
      4       The Funds; Investment Objectives and Policies; Special Investment
               Methods
      5       Management; Distributor
      5A      Not Applicable
      6       Fund Shares; Investing in the Funds; Federal Income Taxes
      7       Distributor; Investing in the Funds; Determining the Price of
               Shares
      8       Redeeming Shares
      9       Not Applicable

INSTITUTIONAL CLASS PROSPECTUS

      1       Cover Page
      2       Fees and Expenses
      3       Financial Highlights
      4       The Funds; Investment Objectives and Policies; Special Investment
               Methods
      5A      Not Applicable
      5       Management; Distributor
      6       Fund Shares; Purchases and Redemptions of Shares; Federal Income
               Taxes
      7       Distributor; Purchases and Redemptions of Shares
      8       Purchases and Redemptions of Shares
      9       Not Applicable

              CAPTION IN COMBINED STATEMENT
PART B        OF ADDITIONAL INFORMATION

      10      Cover Page
      11      Table of Contents
      12      General Information
      13      Additional Information Concerning Fund Investments; Investment
               Restrictions
      14      Directors and Executive Officers
      15      Capital Stock
      16      Investment Advisory and Other Services
      17      Portfolio Transactions and Allocation of Brokerage
      18      Not Applicable
      19      Net Asset Value and Public Offering Price
      20      Taxation
      21      Investment Advisory and Other Services
      22      Fund Performance
      23      Financial Statements

                CROSS REFERENCE SHEET FOR THE FIXED INCOME FUNDS

ITEM NUMBER OF FORM N-1A

PART A        CAPTION IN PROSPECTUS

RETAIL CLASSES PROSPECTUS

      1       Cover Page
      2       Fees and Expenses
      3       Financial Highlights
      4       The Funds; Investment Objectives and Policies; Special Investment
               Methods
      5       Management; Distributor
      5A      Not Applicable
      6       Fund Shares; Investing in the Funds; Federal Income Taxes
      7       Distributor; Investing in the Funds; Determining the Price of
               Shares
      8       Redeeming Shares
      9       Not Applicable

INSTITUTIONAL CLASS PROSPECTUS

      1       Cover Page
      2       Fees and Expenses
      3       Financial Highlights
      4       The Funds; Investment Objectives and Policies; Special Investment
               Methods
      5A      Not Applicable
      5       Management; Distributor
      6       Fund Shares; Purchases and Redemptions of Shares; Federal Income
                Taxes
      7       Distributor; Purchases and Redemptions of Shares
      8       Purchases and Redemptions of Shares
      9       Not Applicable

              CAPTION IN COMBINED STATEMENT
PART B        OF ADDITIONAL INFORMATION

      10      Cover Page
      11      Table of Contents
      12      General Information
      13      Additional Information Concerning Fund Investments; Investment
               Restrictions
      14      Directors and Executive Officers
      15      Capital Stock
      16      Investment Advisory and Other Services
      17      Portfolio Transactions and Allocation of Brokerage
      18      Not Applicable
      19      Net Asset Value and Public Offering Price
      20      Taxation
      21      Investment Advisory and Other Services
      22      Fund Performance
      23      Financial Statements

                  CROSS REFERENCE SHEET FOR THE TAX FREE FUNDS

ITEM NUMBER OF FORM N-1A

PART A        CAPTION IN PROSPECTUS

RETAIL CLASS PROSPECTUS

      1       Cover Page
      2       Fees and Expenses
      3       Financial Highlights
      4       The Funds; Investment Objectives and Policies; Special Investment
               Methods
      5       Management; Distributor
      5A      Not Applicable
      6       Fund Shares; Investing in the Funds; Federal Income Taxes
      7       Distributor; Investing in the Funds; Determining the Price of
               Shares
      8       Redeeming Shares
      9       Not Applicable

INSTITUTIONAL CLASS PROSPECTUS

      1       Cover Page
      2       Fees and Expenses
      3       Financial Highlights
      4       The Funds; Investment Objectives and Policies; Special Investment
               Methods
      5A      Not Applicable
      5       Management; Distributor
      6       Fund Shares; Purchases and Redemptions of Shares; Federal Income
               Taxes
      7       Distributor; Purchases and Redemptions of Shares
      8       Purchases and Redemptions of Shares
      9       Not Applicable

              CAPTION IN COMBINED STATEMENT
PART B        OF ADDITIONAL INFORMATION

      10      Cover Page
      11      Table of Contents
      12      General Information
      13      Additional Information Concerning Fund Investments; Investment
               Restrictions
      14      Directors and Executive Officers
      15      Capital Stock
      16      Investment Advisory and Other Services
      17      Portfolio Transactions and Allocation of Brokerage
      18      Not Applicable
      19      Net Asset Value and Public Offering Price
      20      Taxation
      21      Investment Advisory and Other Services
      22      Fund Performance
      23      Financial Statements

                      FIRST AMERICAN INVESTMENT FUNDS, INC.
                           PART C -- OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

       (a) Financial Statements for each series of the Registrant are incorporated by reference into the Statement of Additional Information under the heading "Financial Statements."

       (b)    Exhibits

              (1)   (a)    Amended and Restated Articles of Incorporation, as
                           amended through October 2, 1997. (Incorporated by reference to Exhibit (1) to Post-Effective Amendment
                           No. 22 and Exhibit (1)(b) to Post-Effective Amendment
                           No. 25 and Exhibit (1)(b) to Post-Effective Amendment
                           No. 34.)

              (2) Bylaws, as amended through September 12, 1997. (Incorporated by reference to Exhibit (2) to Post-Effective Amendment No. 25.)

              (3)   Not applicable.

              (4)   Not applicable.

              (5)   (a)     Investment Advisory Agreement, dated April 2,
                           1991, between the Registrant and First Bank National Association, as amended and supplemented through August 1994. (Incorporated by reference to Exhibit
                           (5)(a) to Post-Effective Amendment No. 21.)

              (5)   (b)    Sub-Advisory Agreement, dated March 28, 1994,
                           relating to International Fund between First Bank
                           National Association and Marvin & Palmer Associates,
                           Inc. (Incorporated by reference to Exhibit 5(b) to Post-effective Amendment No. 21.)

              (5)   (c)    Amendment No. 8 to Investment Advisory Agreement.
                           (Incorporated by reference to Exhibit 5(c) to Post-Effective Amendment No. 34.)


              (5)   (d)    Amendment No. 1 to Sub-Advisory Agreement.
                           (Incorporated by reference to Exhibit 5(d) to Post-Effective Amendment No. 34.)

              (6)   (a)    Distribution Agreement [Class A and Class C
                           Shares,] dated February 10, 1994, between the
                           Registrant and SEI Financial Services Company.
                           (Incorporated by reference to Exhibit (6)(a) to Post-Effective Amendment No. 21.)

              (6)   (b)    Distribution and Service Agreement [Class B]
                           dated August 1, 1994, as amended September 14, 1994 between Registrant and SEI Financial Services
                           Company. (Incorporated by reference to Exhibit (6)(b) to Post-Effective Amendment No. 21.)

              (6)   (c)    Form of Dealer Agreement. (Incorporated by reference
                           to Exhibit (6)(c) to Post-Effective Amendment
                           No. 21.)

              (7)    Not applicable.

              (8)   (a)    Custodian Agreement dated September 20, 1993,
                           between the Registrant and First Trust National
                           Association, as supplemented through August 1994.
                           (Incorporated by reference to Exhibit (8) to Post-Effective Amendment No. 18.)

              (8)   (b)    Compensation Agreement dated June 1, 1995,
                           pursuant to Custodian Agreement. (Incorporated by reference to Exhibit (8)(b) to Post-Effective
                           Amendment No. 21.)

              (8)   (c)    Compensation Agreement dated January 1, 1997,
                           pursuant to Custodian Agreement. (Incorporated by reference to Exhibit 8(c) to Post-Effective Amendment
                           No. 27.)

              (8)   (d)    Compensation Agreement dated as of August 5, 1997,
                           pursuant to Custodian Agreement. (Incorporated by reference to Exhibit 8(d) to Post-Effective Amendment
                           No. 34.)

              (8)   (e)    Compensation Agreement dated as of November 21, 1997,
                           pursuant to Custodian Agreement. (Incorporated by reference to Exhibit No. 8(e) to Post-Effective
                           Amendment No. 34.)

              (9)   (a)    Administration Agreement dated January 1, 1995
                           between the Registrant and SEI Financial Management
                           Corporation. (Incorporated by reference to Exhibit
                           (9)(a) to Post-Effective Amendment No. 23.)

              (9)   (b)    Transfer Agency Agreement dated March 31, 1994,
                           between the Registrant and Supervised Service
                           Company, Inc. [superseded] (Incorporated by reference to Exhibit (9)(c) to Post-Effective Amendment
                           No. 21.)

              (9)   (c)    Assignment of Transfer Agency Agreement to DST
                           Systems, Inc. [superseded] (Incorporated by reference to Exhibit (9)(b) to Post-Effective Amendment No.
                           24.)

              (9)   (d)    Form of Transfer Agency Agreement dated as of October
                           1, 1996, between Registrant and DST Systems, Inc.
                           (Incorporated by reference to Exhibit 9(d) to Post-Effective Amendment No. 27.)

              (9)   (e)    Sub-Administration Agreement effective January 1,
                           1998, by and between SEI and First Bank National
                           Association. (Incorporated herein by reference to Exhibit (9)(e) to Post-Effective Amendment No. 31.)

              (9)   (f)    Amended and Restated Administration Agreement, dated
                           July 1, 1997, by and between the Registrant and SEI
                           Investments Management Corporation. (Incorporated herein by reference to Exhibit 9(f) to Post-effective
                           Amendment No. 31.)

              (9)   (g)    Agreement dated July 1, 1997 between SEI and First
                           Bank National Association. (Incorporated herein by reference to Exhibit 9(g) to Post-Effective Amendment
                           No. 31.)

              (9)   (h)    Agreement dated July 1, 1997, by and between First
                           Bank National Association and SEI Investments
                           Management Corporation. (Incorporated herein by reference to Exhibit (9)(h) to Post-Effective
                           Amendment No. 31.)

             (10)   (a)    Opinion and Consent of D'Ancona & Pflaum dated
                           November 10, 1987. (Incorporated by reference to
                           Exhibit (10)(a) to Post-Effective Amendment No. 21.)

             (10)   (b)    Opinion and Consent of Dorsey & Whitney.
                           (Incorporated by reference to Exhibit (10)(a) to Post-Effective Amendment No. 15.)

       *     (11)   (a)    (1)   Opinion and Consent of Deloitte & Touche LLP
                                 dated January 28, 1998.

       *                   (2)   Opinion and Consent of KPMG Peat Marwick LLP
                                 dated January 28, 1998.

             (11)   (b)    Opinion and Consent of Dorsey & Whitney, dated
                           November 25, 1991. (Incorporated by reference to
                           Exhibit (11)(b) to Post-Effective Amendment No. 21.)

             (12)   Not applicable.

             (13)   Not applicable.

             (14)   (a)    401(k) Prototype Basic Plan Document # 02 (1989
                           Restatement), including Amendment Nos. 1, 2, and 3 and sample Adoption Agreement. (Incorporated by reference to Exhibit 14(a) to Post-Effective
                           Amendment No. 27.)

             (14)   (b)    Defined Contribution Prototype Basic Plan Document
                           #01 (1989 Restatement), including Amendment Nos. 1 and 2 and sample Adoption Agreement. (Incorporated by reference to Exhibit 14(b) to Post-Effective
                           Amendment No. 27.)

             (14)   (c)    IRA Applications and Documentation. (Incorporated by
                           reference to Exhibit 14(c) to Post-Effective
                           Amendment No. 27.)

             (15)   (a)    Form of Distribution Plan [Class A]. (Incorporated by
                           reference to Exhibit (15)(a) to Post-Effective
                           Amendment No. 21.)

             (15)   (b)    Class B Distribution Plan. (Incorporated by reference
                           to Exhibit 15(b) to Post-Effective Amendment No. 21.)

             (15)   (c)    Service Plan [Class B]. (Incorporated by reference to
                           Exhibit (15)(c) to Post-Effective Amendment No. 21.)

             (16) Schedule for Computation of Performance Quotations. (Incorporated by reference to Exhibit (16) to Post-Effective Amendment No. 34.)

             (17) Financial Data Schedule meeting the requirements of Rule 483. (Incorporated by reference to Exhibit (17) to Post-Effective Amendment No. 34.)


             (18) Multiple Class Plan Pursuant to Rule 18f-3. (Incorporated by reference to Exhibit (18) to Post-Effective Amendment
                   No. 23.)

             (19)   (a)    Powers of Attorney of Directors Dayton, Kedrowski and
                           Stringer. (Incorporated by reference to Exhibit (19) to Post-Effective Amendment No. 26.)

             (19)   (b)    Power of Attorney of Director Hunter. (Incorporated
                           by reference to Exhibit 19(b) to Post-Effective
                           Amendment No. 27)

             (19)   (c)    Consent to being named and power of attorney of
                           director nominee Spies. (Incorporated by reference to Exhibit 19(c) to Post-Effective Amendment No. 27.)

             (19)   (d)    Power of Attorney of Director Gibson. (Incorporated
                           by reference to Exhibit 19(d) to Post-Effective
                           Amendment No. 34.)



*      Filed herewith

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

              Not applicable.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES

       The following table sets forth the number of holders of shares of each series and class of First American Investment Funds, Inc. as of January 14, 1998:
                                                                  Number of
         Fund                                   Title of Class  Record Holders

         Stock Fund                                Class A        5,309
         Stock Fund                                Class B        6,599
         Stock Fund                                Class C          241
         Equity Index Fund                         Class A        2,836
         Equity Index Fund                         Class B        2,771
         Equity Index Fund                         Class C           66
         Balanced Fund                             Class A        3,100
         Balanced Fund                             Class B        4,282
         Balanced Fund                             Class C           13
         Equity Income Fund                        Class A          550
         Equity Income Fund                        Class B          666
         Equity Income Fund                        Class C           68
         Diversified Growth Fund                   Class A        1,051
         Diversified Growth Fund                   Class B        1,021
         Diversified Growth Fund                   Class C          122
         Emerging Growth Fund                      Class A          447
         Emerging Growth Fund                      Class B          317
         Emerging Growth Fund                      Class C           63
         Regional Equity Fund                      Class A        3,708
         Regional Equity Fund                      Class B        5,450
         Regional Equity Fund                      Class C           78
         Special Equity Fund                       Class A        4,124
         Special Equity Fund                       Class B        5,199
         Special Equity Fund                       Class C           75
         Technology Fund                           Class A        1,058
         Technology Fund                           Class B        1,663
         Technology Fund                           Class C           45
         Health Sciences Fund                      Class A          166
         Health Sciences Fund                      Class B          196
         Health Sciences Fund                      Class C           14
         Real Estate Securities Fund               Class A          236
         Real Estate Securities Fund               Class B          407
         Real Estate Securities Fund               Class C           21
         International Fund                        Class A          481
         International Fund                        Class B          514
         International Fund                        Class C           63
         Micro Cap Value Fund                      Class A           58
         Micro Cap Value Fund                      Class B           30
         Micro Cap Value Fund                      Class C           21
         Small Cap Value Fund                      Class A        2,460
         Small Cap Value Fund                      Class B            3
         Small Cap Value Fund                      Class C           34
         International Index Fund                  Class A          267
         International Index Fund                  Class B            3
         International Index Fund                  Class C           30
         Limited Term Income Fund                  Class A          223
         Limited Term Income Fund                  Class B            0

         Limited Term Income Fund                  Class C           19
         Intermediate Term Income Fund             Class A          345
         Intermediate Term Income Fund             Class B            0
         Intermediate Term Income Fund             Class C           82
         Fixed Income Fund                         Class A          856
         Fixed Income Fund                         Class B        1,022
         Fixed Income Fund                         Class C          193
         Intermediate Government Bond Fund         Class A          295
         Intermediate Government Bond Fund         Class B            0
         Intermediate Government Bond Fund         Class C           40
         Intermediate Tax Free Fund                Class A          151
         Intermediate Tax Free Fund                Class C           40
         Minnesota Insured Intermediate
              Tax Free Fund                        Class A          150
         Minnesota Insured Intermediate Fund
              Tax Free Fund                        Class C           26
         Colorado Intermediate Tax Free Fund       Class A          176
         Colorado Intermediate Tax Free Fund       Class C           17
         California Intermediate Tax Free Fund     Class A            4
         California Intermediate Tax Free Fund     Class C            9
         Oregon Intermediate Tax Free Fund         Class C           11

ITEM 27.  INDEMNIFICATION

         The Registrant's Articles of Incorporation and Bylaws provide that the Registrant shall indemnify such persons for such expenses and liabilities, in such manner, under such circumstances, and to the full extent as permitted by
Section 302A.521 of the Minnesota Statutes, as now enacted or hereafter amended; provided, however, that no such indemnification may be made if it would be in violation of Section 17(h) of the Investment Company Act of 1940, as now enacted or hereafter amended, and any rules, regulations, or releases promulgated thereunder.

         Section 302A.521 of the Minnesota Statutes, as now enacted, provides that a corporation shall indemnify a person made or threatened to be made a party to a proceeding by reason of the former or present official capacity of the person against judgments, penalties, fines, settlements and reasonable expenses, including attorneys' fees and disbursements, incurred by the person in connection with the proceeding if, with respect to the acts or omissions of the person complained of in the proceeding, the person has not been indemnified by another organization for the same judgments, penalties, fines, settlements, and reasonable expenses incurred by the person in connection with the proceeding with respect to the same acts or omissions; acted in good faith, received no improper personal benefit, and the Minnesota Statutes dealing with directors' conflicts of interest, if applicable, have been satisfied; in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful; and reasonably believed that the conduct was in the best interests of the corporation or, in certain circumstances, reasonably believed that the conduct was not opposed to the best interests of the corporation.

         The Registrant undertakes that no indemnification or advance will be made unless it is consistent with Sections 17(h) or 17(i) of the Investment Company Act of 1940, as now enacted or hereafter amended, and Securities and Exchange Commission rules, regulations, and releases (including, without limitation, Investment Company Act of 1940 Release No. 11330, September 2,
1980).

         Insofar as the indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such

Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933, as amended, and will be governed by the final adjudication of such issue.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         Information on the business of the Registrant's investment adviser, U.S. Bank National Association (the "Manager"), is described in the section of each series' Statement of Additional Information, filed as part of this Registration Statement, entitled "Investment Advisory and Other Services." The directors and officers of the Manager are listed below, together with their principal occupation or other positions of a substantial nature during the past two fiscal years.

                            POSITIONS AND OFFICES                             OTHER POSITIONS AND OFFICES
         NAME                  WITH THE MANAGER                              AND PRINCIPAL BUSINESS ADDRESS
John F. Grundhofer      Chairman, President and Chief                  Chairman, President and Chief
                        Executive Officer                              Executive Officer of U.S. Bancorp*

Richard A. Zona         Director and Vice Chairman--Finance            Vice Chairman--Finance of U.S. Bancorp *

Philip G. Heasley       Director and Vice Chairman                     Vice Chairman and Group Head of the
                                                                       Retail Product Group of U.S. Bancorp *

J. Robert Hoffmann      Director, Chief Credit Officer                 Executive Vice President and Chief
                        and Executive Vice President                   Credit Officer of U.S. Bancorp *

Lee R. Mitau            Director, General Counsel,                     Executive Vice President, Secretary,
                        Executive Vice President and Secretary         and General Counsel of U.S. Bancorp; prior
                                                                       to October 1995 partner in Dorsey &
                                                                       Whitney LLP *

Susan E. Lester         Director, Executive Vice President and         Executive Vice President and Chief
                        Chief Financial Officer                        Financial  Officer of U.S. Bancorp; prior to
                                                                       December  1995 executive  vice  president  and
                                                                       chief financial officer of Shawmut National
                                                                       Corporation *

Robert D. Sznewajs      Director and Vice Chairman                     Vice Chairman of U.S. Bancorp *

Gary T. Duim            Director and Vice Chairman                     Vice Chairman of U.S. Bancorp *


---------------

*   Address:  601 Second Avenue South, Minneapolis, Minnesota 55402.

ITEM 29.  PRINCIPAL UNDERWRITERS:

       (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal under-writer, distributor or investment adviser:

       Registrant's distributor, SEI Investments Distribution Co. (the "Distributor") acts as distributor for SEI Liquid Asset Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI International Trust, The Advisors' Inner Circle Fund, Pillar Funds, CUFund, STI Classic Funds, CoreFunds, Inc., First American Investment Funds, Inc., The Arbor Fund, Boston 1784 Funds, Marquis Funds, Morgan Grenfell Investment Trust, The PBHG Funds, Inc., The Achievement Funds Trust, Bishop Street Funds, CrestFunds, Inc., STI Classic Variable Trust, ARK Funds, Monitor Funds, FMB Funds, Inc., SEI Asset Allocation Trust, TIP Funds, SEI Institutional Investments Trust, First American Strategy Funds, Inc., Highmark Funds, Armada Funds, PBHG Insurance Series Fund, Inc. and Expedition Funds pursuant to distribution agreements dated November 29, 1982, July 15, 1982, December 3, 1982, July 10, 1985, January 22, 1987, August 30, 1988, November 14, 1991,
February 28, 1992, May 1, 1992, May 29, 1992, October 30, 1992, November 1,
1992, January 28, 1993, June 1, 1993, August 17, 1993, January 3, 1994, December
27, 1994, January 27, 1995, March 1, 1995, August 18, 1995, November 1, 1995,
January 11, 1996, March 1, 1996, April 1, 1996, April 29, 1996, June 14, 1996,
October 1, 1996, February 15, 1997, March 8, 1997, April 1, 1997, and June 9, 1997, respectively.

       The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement, and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

       (b) Furnish the information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is One Freedom Valley Drive, Oaks, Pennsylvania 19456.


NAME                       POSITIONS AND OFFICES WITH UNDERWRITER        POSITIONS AND OFFICES WITH REGISTRANT
Alfred P. West, Jr.        Director, Chairman & Chief                                        --
                           Executive Officer
Henry H. Greer             Director, President & Chief                                       --
                           Operating Officer
Carmen V. Romeo            Director, Executive                           Treasurer, Assistant Secretary
                           Vice President & Treasurer
Gilbert L. Beebower        Executive Vice President                                          --
Richard B. Lieb            Executive Vice President, President -
                           Investment Services Division                                      --
Dennis J. McGonigle        Executive Vice President                                         --
Leo J. Dolan, Jr.          Senior Vice President                                            --
Carl A. Guarino            Senior Vice President                                           --
Larry Hutchinson           Senior Vice President                                            --
David G. Lee               Senior Vice President                                         President
Jack May                   Senior Vice President                                            --
A. Keith McDowell          Senior Vice President                                            --
Hartland J. McKeown        Senior Vice President                                            --
Barbara J. Moore           Senior Vice President                                            --
Kevin P. Robins            Senior Vice President, General Counsel        Vice President & Assistant Secretary
                           & Secretary
Robert Wagner              Senior Vice President                                            --




Patrick K. Walsh           Senior Vice President                                            --
Ronert Aller               Vice President                                                   --
Gordon W. Carpenter        Vice President                                                   --
Todd Cipperman             Vice President & Assistant Secretary                             --
Robert Crudup              Vice President & Managing Director                               --
Barbara Doyne              Vice President                                                   --
Jeff Drennen               Vice President                                                   --
Vic Galef                  Vice President & Managing Director                               --
Kathy Heilig               Vice President                                                   --
Michael Kantor             Vice President                                                   --
Samuel King                Vice President                                                   --
Kim Kirk                   Vice President & Managing Director                               --
John Krzeminski            Vice President & Managing Director                               --
Carolyn McLaurin           Vice President & Managing Director                               --
W. Kelso Morrill           Vice President                                                   --
Mark Nagle                 Vice President                                                   --
Joanne Nelson              Vice President                                                   --
Sandra K. Orlow            Vice President & Assistant Secretary          Vice President & Assistant Secretary
Cynthia M. Parrish         Vice President & Assistant Secretary                             --
Donald Pepin               Vice President & Managing Director                               --
Kim Rainey                 Vice President                                                   --
Rob Redecan                Vice President                                                   --
Maria Reinhart             Vice President                                                   --
Mark Samuels               Vice President & Managing Director                               --
Steve Smith                Vice President                                                   --
Daniel Spaventa            Vice President                                                   --
Kathryn L. Stanton         Vice President & Assistant Secretary          Vice President & Assistant Secretary
Wayne M. Withrow           Vice President & Managing Director                               --
James Dougherty            Director of Brokerage Services                                   --


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books, and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by SEI Investments Distribution Co., Oaks, Pennsylvania 19456.

ITEM 31. MANAGEMENT SERVICES

     Not applicable.

ITEM 32. UNDERTAKINGS

     Registrant undertakes to call a meeting of Shareholders for the purpose of voting upon the question of removal of a Director(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with such meetings to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to Shareholder communications.

       Registrant undertakes to furnish to each person to whom a copy of the prospectus(es) contained in this Registration Statement is delivered a copy of the FAIF annual reports to shareholders, dated September 30, 1997 and November 30, 1997, respectively, upon the request of such person at no charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement No. 33-16905 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania, on the 2nd day of February, 1998.


                                           FIRST AMERICAN INVESTMENT FUNDS, INC.


ATTEST: /s/ Michael G. Beattie             By /s/ Kathryn L. Stanton
            ------------------                    ------------------
            Michael G. Beattie                    Kathryn L. Stanton,
                                                     Vice President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

        SIGNATURE                    TITLE                                DATE


/s/ Michael G. Beattie        Controller (Principal                        **
-------------------------     Financial and Accounting
    Michael G. Beattie        Officer)

            *                 Director                                     **
-------------------------
Robert J. Dayton

            *                 Director                                     **
-------------------------
Andrew M. Hunter III

            *                 Director                                     **
-------------------------
Robert L. Spies

            *                 Director                                     **
-------------------------
Leonard W. Kedrowski

            *                 Director                                     **
-------------------------
Joseph D. Strauss

            *                 Director                                     **
-------------------------
Virginia L. Stringer

            *                 Director                                     **
-------------------------
Roger A. Gibson


* By: /s/ Kathryn L. Stanton
-------------------------
          Kathryn L. Stanton
          Attorney in Fact

** February 2, 1998